Cash Distributions and Earnings per Unit - Percentage Interest in Distributions (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Total Quarterly Distribution Target Amount | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Minimum distribution per unit	$ 0.35
Total Quarterly Distribution Target Amount | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Maximum distribution per unit	$ 0.4025
Total Quarterly Distribution Target Amount | Second Target Distribution
Distribution Made To Limited Partner [Line Items]
Minimum distribution per unit	$ 0.4025
Maximum distribution per unit	$ 0.4375
Total Quarterly Distribution Target Amount | Third Target Distribution
Distribution Made To Limited Partner [Line Items]
Minimum distribution per unit	$ 0.4375
Maximum distribution per unit	$ 0.525
Total Quarterly Distribution Target Amount | Thereafter
Distribution Made To Limited Partner [Line Items]
Minimum distribution per unit	$ 0.525
Limited Common Unitholders | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	98.00%
Limited Common Unitholders | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	98.00%
Limited Common Unitholders | Second Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	85.00%
Limited Common Unitholders | Third Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	75.00%
Limited Common Unitholders | Thereafter
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	50.00%
General Partner | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	2.00%
General Partner | Second Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	15.00%
General Partner | Third Target Distribution
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	25.00%
General Partner | Thereafter
Distribution Made To Limited Partner [Line Items]
Percentage allocations of the additional available cash	50.00%